GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
GENERAL
GENERAL

NOTE 1: — GENERAL

a.	Freightos Limited (the “Company” or “Freightos Cayman”, and together with its subsidiaries — “Freightos” or the “Group”) was incorporated on April 12, 2022 under the laws of the Cayman Islands. The Company is an exempted company limited by shares.

On May 27, 2022, Freightos Limited (“Freightos-HK”), a Hong-Kong entity, completed a series of share swap transactions with its shareholders by which the shareholders of Freightos-HK exchanged their shares in Freightos-HK for an equivalent number and class of shares of the newly-created Freightos Cayman (the “Group Restructuring”). As of that date, Freightos-HK became a wholly-owned subsidiary of the Company. On September 30, 2022 Freightos-HK distributed the shares of several of its subsidiaries to the Company. Prior to that, in August 2022, as part of the distribution of shares of its subsidiaries, Freightos-HK increased its retained earnings by reducing its share premium for the same amount.

Freightos-HK has filed for, and obtained, a ruling from the Israel Tax Authority to confirm there is no current tax event for its Israeli shareholders arising out of these restructuring transactions. The ruling provides the Company, Freightos-HK and their subsidiaries certain tax benefits regarding the exchange of shares and distribution of the shares of the Group’s subsidiaries, and includes a condition according to which the Company will register for tax purposes in Israel.

The restructuring transaction was accounted for as a transaction between entities under common control under the pooling of interests method. Accordingly, the transaction was retrospectively applied to the financial statements of prior periods, such that the financial information of Freightos-HK is presented in these financial statements, except share capital that was retrospectively adjusted based on the equivalent number and class of shares of the Company. Since the number and class of the Company’s shares are similar to the number and class of Freightos-HK’s shares, per share data in these financial statements did not retrospectively change. The share capital of Freightos-HK does not have par value, and was retrospectively adjusted to reflect the Company’s share capital which has par value of $0.00001 per share for all classes of shares.

b.	Freightos operates a leading, vendor-neutral booking and payment platform for international freight. Freightos’ Platform supports supply chain efficiency and agility by enabling real-time procurement of ocean and air shipping across more than ten thousand importers/exporters, thousands of forwarders, and dozens of airlines and ocean carriers.

Freightos operates its business through two segments — Platform and Solutions. The Platform segment provides digitalized price quoting, booking and payments while considering actual capacity among global freight participants. The Solutions segment provides software tools and data to help industry participants automate their pricing, sales, and procurement processes.

c.	The Group has the following subsidiaries as of June 30, 2022:

Freightos-HK, a wholly-owned subsidiary of the Company following the Group Restructuring (see Note 1a), was incorporated in Hong-Kong on January 10, 2012. Through September 30, 2022 Freightos-HK still served as the holding company of the rest of the group entities and on that date distributed the shares of several of its subsidiaries to the Company. Freightos-HK is principally engaged in the provision of business interface and fronting services to its Israeli affiliate.

Freightos Ltd, a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was incorporated in Israel on August 8, 2012 and started its operation on that date (the “Israeli subsidiary”). Currently, the Israeli subsidiary owns the technology and intellectual property of the Group and Freightos-HK provides business interface and fronting services to the Israeli subsidiary.

NOTE 1: — GENERAL (continued)

Freightos Software Development and Data Services Ltd., a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then (whose shares are partially held in trust for the Company), was registered on January 18, 2012 in Ramallah, within the Palestinian Authority (the “Palestinian subsidiary”). The Palestinian subsidiary’s main activity is the development of certain software and know-how related to the Group’s offering of software and services, and customer and technical support.

Freightos Inc., a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was incorporated in Delaware in the United States on May 28, 2015 (the “US subsidiary”). The US subsidiary is engaged in rendering billing services and holds the membership interests of 9T Technologies, LLC and the shares of Clearit Customs Services Inc. (see below).

Web Cargo, S.L.U., a wholly-owned Spanish subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was acquired in August 2016 (“WebCargo”). WebCargo is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks. Currently, WebCargo operates as a low-risk distributor for certain of the Group’s products and services, as well as a contracted research and development service provider for the Israeli subsidiary.

Freightos Information Technology (Shanghai) Co., Ltd., a wholly-owned subsidiary of Freightos-HK, was established on January 17, 2018, in the People’s Republic of China (the “China subsidiary”). The China subsidiary engages in providing certain customer and technical support services to the Group.

Freightos India Private Limited, a wholly-owned subsidiary of Freightos-HK, was established on March 13, 2019, in India, to act as a low-risk distributor of certain of the Group’s products and services in India.

9T Technologies LLC. (“7LFreight”), a wholly-owned subsidiary of the US subsidiary, incorporated in the US, was acquired through a business combination closed on December 30, 2021. 7LFreight is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks.

Clearit Customs Brokers Inc. (formerly: 13096351 Canada Inc.) (“Clearit-CA”), a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was established in June 2021 in Canada to acquire certain assets as part of a business combination signed on November 3, 2021 and completed on February 16, 2022 (see Note 4). Clearit-CA is engaged in the business of providing online customs clearance and brokerage services in Canada.

Clearit Customs Services Inc. (“Clearit-US”), a wholly-owned subsidiary of the US subsidiary, incorporated in the US, was acquired through a business combination closed on February 16, 2022 (see Note 4). Clearit-US is engaged in the business of providing online customs clearance and brokerage services in the US.

NOTE 1: — GENERAL (continued)

d.	Merger agreement:

On May 31, 2022, the Company entered into a business combination agreement (the “BCA”) with Gesher I Acquisition Corp., a Cayman Islands exempted company limited by shares (“Gesher”), Freightos Merger Sub I, a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of Freightos (“Merger Sub I”), and Freightos Merger Sub II, a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of Freightos (“Merger Sub II”). Pursuant to the BCA, among other things, Merger Sub I will merge with and into Gesher, with Gesher being the surviving entity. Then, Gesher will merge with and into Merger Sub II with Merger Sub II surviving as a wholly-owned subsidiary of Freightos (collectively, the “Transactions”). The Transactions are subject to several conditions as described in the BCA, including the approval of the Transactions by the shareholders of Gesher and Freightos. Upon consummation of the Transactions, Freightos will become a publicly traded company. The former shareholders of Gesher will become shareholders of Freightos.

e.

These consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As of June 30, 2022, the Company had an accumulated deficit of $104,227. During the six months ended June 30, 2022, the Company incurred a loss of $10,222 and negative cash flow from operating activities of $7,003. The Company’s current business plan includes various assumptions concerning the level and timing of cash outflows for operating activities.

The Company’s business plan indicates that Freightos’ ability to continue as a going concern and execute its business plan is dependent upon its ability to generate future revenue, raise capital through private or public financings (see Note 1d), enter into commercial agreements or engage in a strategic alternative, among others. The Company currently intends to finance its activities through any of the above. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for the long-term business plan and generating net income.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

f.

On January 25, 2023, in connection with the closing of the Transactions (see Note 1d.) the Company and its shareholders recapitalized the Company's equity securities whereby each share of the Company's Preferred Shares was converted into one Ordinary Share. In addition, and immediately following that conversion each Ordinary Share was converted into 3.51806 Ordinary Shares (the “Share Split”). At the same time, and as part of the Share Split each outstanding option to purchase an Ordinary Share was converted into an option to purchase 3.51806 Ordinary Shares and the exercise price of such option was reduced by dividing the exercise price by 3.51806. As a result of the Share Split the net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the Share Split had been in effect as of the date of these consolidated financial statements.

NOTE 1: —GENERAL

a.	Freightos Limited (the “Company” or “Freightos Cayman”, and together with its subsidiaries — “Freightos” or the “Group”) was incorporated on April 12, 2022 under the laws of the Cayman Islands. The Company is an exempted company limited by shares.

On May 27, 2022, Freightos Limited (“Freightos-HK”), a Hong-Kong entity, completed a series of share swap transactions with its shareholders by which the shareholders of Freightos-HK exchanged their shares in Freightos-HK for an equivalent number and class of shares of the newly-created Freightos Cayman (the “Group Restructuring”). As of that date, Freightos-HK became a wholly-owned subsidiary of the Company. On September 30, 2022 distributed the shares of several of its subsidiaries to the Company. Prior to that, in August 2022, as part of the distribution of shares of its subsidiaries, Freightos-HK increased its retained earnings by reducing its share premium for the same amount.

Freightos-HK has filed for, and obtained, a ruling from the Israel Tax Authority to confirm there is no current tax event for its Israeli shareholders arising out of these restructuring transactions. The ruling provides the Company, Freightos-HK and their subsidiaries certain tax benefits regarding the exchange of shares and distribution of the shares of Group’s subsidiaries, and includes a condition according to which the Company will register for tax purposes in Israel.

The restructuring transaction was accounted for as a transaction between entities under common control under the pooling of interests method. Accordingly, the transaction was retrospectively applied to the financial statements of prior periods, such that the financial information of Freightos-HK is presented in these financial statements, except share capital that was retrospectively adjusted based on the equivalent number and class of shares of the Company. Since the number and class of the Company’s shares are similar to the number and class of Freightos-HK’s shares, per share data in these financial statements did not retrospectively change. The share capital of Freightos-HK does not have par value, and was retrospectively adjusted to reflect the Company’s share capital which has par value of $0.00001 per share for all classes of shares.

b.	Freightos operates a leading, vendor-neutral booking and payment platform for international freight. Freightos’ Platform supports supply chain efficiency and agility by enabling real-time procurement of ocean and air shipping across more than ten thousand importers/exporters, thousands of forwarders, and dozens of airlines and ocean carriers.

Freightos operates its business through two segments — Platform and Solutions. The Platform segment provides digitalized price quoting, booking and payments while considering actual capacity among global freight participants. The Solutions segment provides software tools and data to help industry participants automate their pricing, sales, and procurement processes.

c.	The Group has the following subsidiaries as of December 31, 2021:

Freightos-HK, a wholly-owned subsidiary of the Company following the Group Restructuring (see Note 1a), was incorporated in Hong-Kong on January 10, 2012. Through September 30, 2022 Freightos-HK still served as the holding company of the rest of the group entities and on that date distributed the shares of several of its subsidiaries to the Company. Freightos-HK is principally engaged in the provision of business interface and fronting services to its Israeli affiliate.

Freightos Ltd, a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was incorporated in Israel on August 8, 2012 and started its operation on that date (the “Israeli subsidiary”). Currently, the Israeli subsidiary owns the technology and intellectual property of the Group and Freightos-HK provides business interface and fronting services to the Israeli subsidiary.

NOTE 1: —GENERAL (continued)

Freightos Software Development and Data Services Ltd., a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then (whose shares are partially held in trust for the Company), was registered on January 18, 2012 in Ramallah, within the Palestinian Authority (the “Palestinian subsidiary”). The Palestinian subsidiary’s main activity is the development of certain software and know-how related to the Group’s offering of software and services, and customer and technical support.

Freightos Inc., a wholly-owned subsidiary of the Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was incorporated in Delaware in the United States on May 28, 2015 (the “US subsidiary”). The US subsidiary is engaged in rendering billing services and holds the membership interests of 9T Technologies, LLC (see below).

Web Cargo, S.L.U., a wholly-owned Spanish subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was acquired in August 2016 (“WebCargo”) (see also Note 11). WebCargo is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks. Currently, WebCargo operates as a low-risk distributor for certain of the Group’s products and services, as well as a contracted research and development service provider for the Israeli subsidiary.

Freightos Information Technology (Shanghai) Co., Ltd., a wholly-owned subsidiary of Freightos-HK, was established on January 17, 2018, in the People’s Republic of China (the “China subsidiary”). The China subsidiary engages in providing certain customer and technical support services to the Group.

Freightos India Private Limited, a wholly-owned subsidiary of Freightos-HK, was established on March 13, 2019, in India, to act as a low-risk distributor of certain of the Group’s products and services in India.

9T Technologies LLC. (“7LFreight”), a wholly-owned subsidiary of the US subsidiary, incorporated in the US, was acquired through a business combination closed on December 30, 2021 (see Note 5). 7LFreight is a software company that seeks to provide a competitive edge to air freight forwarders by optimizing rate management tasks.

Clearit Customs Brokers Inc. (formerly: 13096351 Canada Inc.), a wholly-owned subsidiary of Freightos-HK through September 30, 2022, and a wholly-owned subsidiary of the Company since then, was established in June 2021 in Canada to acquire certain assets as part of a business combination signed on November 3, 2021 and completed post balance sheet date on February 16, 2022 (see Note 24).

d.COVID-19:

COVID-19 affected the global freight industry in a number of ways. In 2020, initial lockdowns dramatically reduced shipping volumes for several months. Air cargo was particularly impacted, given the cessation of many passenger flights and the fact that, according to the International Air Transport Association Knowledge Hub, those flights accounted for some 50% of global cargo capacity. However, in 2021, consumer spending on goods, particularly imported goods, recovered strongly and set new records. The international freight industry achieved record volumes and prices, while encountering significant operational issues as demand for imported goods outstripped the capacity of the global shipping network at every level: ships, port throughput, trucks and storage.

High shipping prices affect our business in a mixed way. While it potentially increased gross booking value per transaction, it also decreased the number of transactions, as some importers/exporters, especially small and medium business, are price-sensitive. Operational issues adversely impact the overall Buyer experience and tend to negatively impact our business.

NOTE 1: —GENERAL (continued)

Periodically during COVID there were lockdowns, especially in parts of China, which disrupted the manufacturing of goods and the operation of ports and the trucks that feed them. While most of the world seems to be returning to normal at the time of writing, we do expect some months of intermittent lockdowns in China which may affect the industry.

COVID-19 was a positive driver for digitalization in our industry because schedules and rates became a lot more volatile, requiring digital tools which respond quickly. We believe that this trend toward digitalization is continuing even as the COVID-19 pandemic abates.

During the spring of 2020 as part of measures taken to cope with the first wave of the COVID-19 global crisis and the uncertainty at that time, the Company decided to reorganize its business units, including a certain workforce reduction. As a result, the Company recorded in 2020 reorganization expenses in the amount of $891 which mostly comprised severance payments.

e.	These consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. As of December 31, 2021, the Company had an accumulated deficit of $94,005. During the year ended December 31, 2021, the Company incurred a loss of $16,358 and negative cash flow from operating activities of $17,324. The Company’s current business plan includes various assumptions concerning the level and timing of cash outflows for operating activities.

The Company’s business plan indicates that Freightos’ ability to continue as a going concern and execute on its business plan is dependent upon its ability to generate future revenue, raise capital through private or public financings (see Note 24c), enter into commercial agreements or engage in a strategic alternative, among others. The Company currently intends to finance its activities through any of the above. There are no assurances that the Company will be successful in obtaining an adequate level of financing needed for the long-term business plan and generating net income.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

f.	On January 25, 2023, in connection with the closing of the Transactions (see Note 24c) the Company and its shareholders recapitalized the Company's equity securities whereby each share of the Company's Preferred Shares was converted into one Ordinary Share. In addition, and immediately following that conversion each Ordinary Share was converted into 3.51806 Ordinary Shares (the “Share Split”). At the same time, and as part of the Share Split each outstanding option to purchase an Ordinary Share was converted into an option to purchase 3.51806 Ordinary Shares and the exercise price of such option was reduced by dividing the exercise price by 3.51806. As a result of the Share Split the net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the Share Split had been in effect as of the date of these consolidated financial statements (see Note 22).